Condensed Consolidated Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities:
Net Income/(loss)	$ (260,000)	$ 2,139,000
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Loss from discontinued operations		221,000
Depreciation and amortization	33,000	28,000
Issuance costs included in interest expense		1,311,000
Provision for doubtful accounts	66,000
Deferred rent	(17,000)	78,000
Share-based compensation expense	828,000	13,000
Common stock issued for consulting services	172,000
Fair value adjustment on warrant liability	(2,474,000)	(5,101,000)
Changes in current assets and liabilities:
Receivables	380,000	(132,000)
Prepaids and other current assets	(18,000)	41,000
Deferred revenue	160,000	150,000
Accounts payable and other accrued liabilities	319,000	10,000
Net cash used in operating activities of continuing operations	(811,000)	(1,242,000)
Net cash used in operating activities of discontinued operations		(222,000)
Net cash used in operating activities	(811,000)	(1,464,000)
Investing activities:
Purchases of property and equipment	(8,000)	(30,000)
Deposits and other assets		87,000
Net cash provided by/(used in) investing activities	(8,000)	57,000
Financing activities:
Proceeds from the issuance of common stock and warrants		1,000,000
Proceeds from bridge loan	200,000
Capital lease obligations	(5,000)	(6,000)
Net cash provided by financing activities	195,000	994,000
Net decrease in cash and cash equivalents	(624,000)	(413,000)
Cash and cash equivalents at beginning of period	708,000	1,136,000
Cash and cash equivalents at end of period	84,000	723,000
Supplemental disclosure of cash paid
Income taxes	2,000	11,000
Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued for investor relations services	$ 172,000